AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
                 ALLOCATOR 2000, EXECUTIVE SELECT, REGENT 2000,
                           and ALLOCATOR 2000 ANNUITY
                         Prospectuses Dated May 1, 2007

                          Supplement Dated May 1, 2010

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
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                    The Alger Portfolios                                  Fred Alger Management, Inc.
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Alger Large Cap Growth Portfolio, Class I-2                     Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                       Long-term capital appreciation.
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              Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
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Calvert VP EAFE International Index Portfolio - World Asset     Index:  MSCI EAFE Index.
Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
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               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
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Calvert VP Money Market Portfolio - No Subadviser               Money market: current income.
(Ameritas Money Market Portfolio prior to 5/1/10)
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Calvert VP SRI Balanced Portfolio - Equity Portion: New         Income and capital growth.
Amsterdam Partners LLC ; Fixed Income Portion: No Subadviser
(CVS Calvert Social Balanced Portfolio prior to 5/1/10)
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                 DWS Investments VIT Funds                        Deutsche Investment Management Americas Inc.
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DWS Equity 500 Index VIP Portfolio, Class A                     Index:  S&P 500 Index.
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DWS Small Cap Index VIP Portfolio, Class A                      Index:  Russell 2000 Index.
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           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2        Long-term capital appreciation.
(1,2,3)
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Fidelity(R) VIP Equity-Income Portfolio, Service Class 2        Index:  S&P 500 Index.
(1,2,3)
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Fidelity(R) VIP High Income Portfolio, Service Class 2 (1,2)    Income and growth.
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   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and
   (3) Fidelity Management & Research (U.K.) Inc.
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    Franklin Templeton Variable Insurance Products Trust               Templeton Investment Counsel, LLC
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Templeton Foreign Securities Fund, Class 2                      Long-term capital growth.
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         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management LLC
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Neuberger Berman AMT Growth Portfolio, Class I                  Growth of capital.
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Neuberger Berman AMT Short Duration Bond Portfolio, Class I     Bond: income; total return is secondary.
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Neuberger Berman AMT Partners Portfolio, Class I                Capital growth.
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             Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
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Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares    Capital appreciation.
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Oppenheimer High Income Fund/VA, Non-Service Shares             Current income.
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Oppenheimer Main Street(R) Fund/VA, Non-Service Shares          Total return.
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Oppenheimer MidCap Fund/VA, Non-Service Shares                  Long-term growth.
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Oppenheimer Strategic Bond Fund/VA, Non-Service Shares          Current income.
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             Van Eck Worldwide Insurance Trust                           Van Eck Associates Corporation
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Van Eck Worldwide Hard Assets Fund, Initial Class               Specialty.
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* These funds are part of, and their  investment  adviser and Summit are indirect  subsidiaries of the UNIFI Mutual
Holding Company,  the ultimate parent of Ameritas.  Also,  Calvert  Distributors,  Inc., an indirect  subsidiary of
UNIFI, is the underwriter for these funds.

Please see the respective portfolio prospectuses, which accompany this supplement, for more information.

2. The following paragraphs are added to your prospectus Separate Account and Transfers sections:

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information.

     Omnibus Orders
     Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Any references to "mixed and shared funding" are deleted from the prospectus.

3. References to Rule 12h-7 are deleted and replaced with the following text:

     Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

All other provisions of your prospectus remain as stated in your Policy and prospectus as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.